RBC Emerging Markets Value Equity Fund Investment Strategy - RBC Emerging Markets Value Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Sub-Adviser uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Sub-Adviser considers the security to be overvalued or otherwise unfavorable. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, equity-linked participation notes, warrants and rights. The Fund will normally invest in a portfolio of equity securities denominated in the U.S. dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide (e.g., stocks of a Brazilian construction company issued in Brazilian real). The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.